Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 05/15/2021	$169,000,000	$169,524,647
2.125%, 08/15/2021	230,900,000	232,703,906
2.000%, 11/15/2021	248,400,000	251,407,970
2.500%, 01/15/2022	62,200,000	63,395,406
2.500%, 02/15/2022	120,000,000	122,540,626
1.750%, 03/31/2022	265,000,000	269,409,764
Total U.S. Treasury Securities (Cost $1,108,720,685)		1,108,982,319	21.5%

Other Government Related Security
Industrial Bank of Korea,
0.802%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,250,000	4,254,547
Total Other Government Related Security (Cost $4,250,217)		4,254,547	0.1%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.645%, 08/10/2022 (3 Month LIBOR USD + 0.450%) (2)(3)	7,000,000	7,007,181
AbbVie, Inc.:
0.532%, 05/21/2021 (3 Month LIBOR USD + 0.350%) (3)	6,850,000	6,852,269
2.150%, 11/19/2021	7,195,000	7,276,010
5.000%, 12/15/2021	20,828,000	21,243,310
3.450%, 03/15/2022	4,385,000	4,486,053
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	22,964,000	23,568,855
America Movil SAB de CV,
3.125%, 07/16/2022 (1)	14,425,000	14,902,867
American Tower Corp.,
2.250%, 01/15/2022	6,715,000	6,808,765
Amgen, Inc.,
3.625%, 05/15/2022	5,000,000	5,120,967
Analog Devices, Inc.,
2.500%, 12/05/2021	2,000,000	2,025,491
Anglo American Capital PLC,
4.125%, 04/15/2021 (1)(2)	5,579,000	5,583,598
ANR Pipeline Co.,
9.625%, 11/01/2021	8,905,000	9,356,154
AT&T, Inc.:
1.134%, 07/15/2021 (3 Month LIBOR USD + 0.950%) (3)	3,000,000	3,007,780
3.000%, 06/30/2022	3,200,000	3,289,020
Avnet, Inc.,
3.750%, 12/01/2021	7,850,000	7,987,351
BAE Systems PLC,
4.750%, 10/11/2021 (1)(2)	27,745,000	28,347,837
Bayer US Finance II LLC:
0.831%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	10,000,000	10,007,499
3.500%, 06/25/2021 (2)	7,110,000	7,141,290
2.750%, 07/15/2021 (2)	1,184,000	1,190,675
2.200%, 07/15/2022 (2)	2,000,000	2,030,856
Bayer US Finance LLC,
3.000%, 10/08/2021 (2)	3,000,000	3,039,330
Becton Dickinson and Co.,
2.894%, 06/06/2022	8,765,000	8,992,161
BG Energy Capital PLC,
4.000%, 10/15/2021 (1)(2)	2,940,000	2,995,557
BMW US Capital LLC,
3.100%, 04/12/2021 (2)	2,671,000	2,672,500
Boeing Co.,
1.167%, 02/04/2023	20,000,000	20,268,162
Boston Scientific Corp.,
3.375%, 05/15/2022	3,269,000	3,374,396
Broadcom, Inc.,
3.000%, 01/15/2022	4,111,000	4,184,301
Canadian Natural Resources Ltd.,
3.450%, 11/15/2021 (1)	12,821,000	12,958,298
Celanese US Holdings LLC,
5.875%, 06/15/2021	3,491,000	3,525,909
Charter Communications Operating LLC,
4.464%, 07/23/2022	2,000,000	2,085,909
CNH Industrial Capital LLC:
4.875%, 04/01/2021	9,234,000	9,234,000
3.875%, 10/15/2021	18,495,000	18,808,258
4.375%, 04/05/2022	9,347,000	9,691,581
Constellation Brands, Inc.,
2.700%, 05/09/2022	7,600,000	7,765,143
CVS Health Corp.,
3.500%, 07/20/2022	13,300,000	13,769,688
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	4,605,000	4,616,129
2.000%, 07/06/2021 (2)	5,000,000	5,020,654
2.200%, 10/30/2021 (2)	3,015,000	3,046,757
3.750%, 11/05/2021 (2)	6,629,000	6,759,348
2.850%, 01/06/2022 (2)	9,556,000	9,724,962
1.094%, 02/15/2022 (3 Month LIBOR USD + 0.900%) (2)(3)	3,500,000	3,523,447
1.062%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,500,000	3,521,260
Danone SA:
2.077%, 11/02/2021 (1)(2)	4,184,000	4,220,957
3.000%, 06/15/2022 (1)(2)	15,500,000	15,966,771
DCP Midstream LLC,
4.750%, 09/30/2021 (2)	7,389,000	7,435,181
Dentsply Sirona,
4.125%, 08/15/2021	2,000,000	2,008,681
Eastman Chemical Co.,
3.500%, 12/01/2021	10,945,000	11,167,737
eBay, Inc.,
3.800%, 03/09/2022	6,851,000	7,050,039
EMD Finance LLC,
2.950%, 03/19/2022 (2)	8,850,000	9,028,844
Enbridge Energy Partners LP,
4.200%, 09/15/2021	7,559,000	7,614,062
Encana Corp.,
3.900%, 11/15/2021	11,769,000	11,897,538
Energy Transfer Partners LP,
5.200%, 02/01/2022	3,500,000	3,590,805
Enterprise Products Operating LLC,
3.500%, 02/01/2022	37,850,000	38,817,211
Equifax, Inc.:
1.064%, 08/15/2021 (3 Month LIBOR USD + 0.870%) (3)	6,420,000	6,434,702
3.600%, 08/15/2021	2,859,000	2,891,990
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	9,325,000	9,442,716
FedEx Corp.,
3.400%, 01/14/2022	12,500,000	12,791,176
Ford Motor Credit Co. LLC,
3.339%, 03/28/2022	750,000	760,320
Fresenius Medical Care US Finance II, Inc.,
5.875%, 01/31/2022 (2)	4,324,000	4,499,162
General Mills, Inc.,
0.763%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,500,511
General Motors Co.,
1.083%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,504,059
General Motors Financial Co., Inc.:
3.550%, 04/09/2021	4,155,000	4,156,459
3.200%, 07/06/2021	11,581,000	11,631,283
4.375%, 09/25/2021	2,808,000	2,859,991
4.200%, 11/06/2021	8,096,000	8,270,792
3.450%, 01/14/2022	4,100,000	4,182,302
3.150%, 06/30/2022	6,950,000	7,145,607
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	1,300,000	1,332,445
Georgia-Pacific LLC,
3.163%, 11/15/2021 (2)	3,670,000	3,716,059
Glencore Finance (Canada) Ltd.,
4.950%, 11/15/2021 (1)(2)	23,734,000	24,396,685
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (1)(2)	14,459,000	14,889,889
Halliburton Co.,
3.250%, 11/15/2021	2,121,000	2,142,857
Hewlett Packard Enterprise Co.,
3.500%, 10/05/2021	13,665,000	13,844,978
Hyundai Capital America:
2.450%, 06/15/2021 (2)	3,200,000	3,212,426
3.750%, 07/08/2021 (2)	17,885,000	18,031,986
3.950%, 02/01/2022 (2)	12,191,000	12,514,800
Hyundai Capital America, Inc.,
1.137%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	2,000,000	2,002,178
IDEX Corp.,
4.200%, 12/15/2021	7,888,000	8,014,588
International Business Machines Corp.,
0.594%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,725,000	6,727,942
JD.com, Inc.,
3.125%, 04/29/2021 (1)	10,645,000	10,662,058
Keurig Dr Pepper, Inc.,
3.551%, 05/25/2021	3,624,000	3,640,380
Kinder Morgan Energy Partners LP:
5.000%, 10/01/2021	18,391,000	18,588,080
4.150%, 03/01/2022	4,546,000	4,699,019
Kinross Gold Corp.,
5.125%, 09/01/2021 (1)	23,144,000	23,310,919
Kraft Heinz Foods Co.,
3.500%, 06/06/2022	5,000,000	5,168,805
Kroger Co.,
3.400%, 04/15/2022	4,800,000	4,913,838
Lennar Corp.,
6.250%, 12/15/2021	28,821,000	29,094,800
Marriott International, Inc.,
2.300%, 01/15/2022	5,837,000	5,897,834
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,363,000	33,555,827
Molson Coors Beverage Co.:
2.100%, 07/15/2021	18,135,000	18,191,810
3.500%, 05/01/2022	3,225,000	3,327,602
Mosaic Co.,
3.750%, 11/15/2021	7,810,000	7,901,812
Mylan NV,
3.150%, 06/15/2021 (1)	23,508,000	23,582,219
Newfield Exploration Co.,
5.750%, 01/30/2022	11,550,000	11,928,502
Nissan Motor Acceptance Corp.:
1.900%, 09/14/2021 (2)	1,250,000	1,255,588
0.817%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	5,000,000	5,000,695
3.650%, 09/21/2021 (2)	3,773,000	3,822,515
2.800%, 01/13/2022 (2)	9,859,000	10,008,244
2.650%, 07/13/2022	1,070,000	1,093,231
Occidental Petroleum Corp.,
1.644%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	8,250,000	8,162,978
ONEOK, Inc.,
4.250%, 02/01/2022	19,187,000	19,590,396
Orlando Health Obligated Group,
3.205%, 10/01/2021	1,000,000	1,011,826
Penske Truck Leasing Co.:
3.650%, 07/29/2021 (2)	6,885,000	6,937,316
3.375%, 02/01/2022 (2)	11,050,000	11,253,963
Phillips 66,
4.300%, 04/01/2022	31,976,000	33,183,308
POSCO,
5.250%, 04/14/2021 (1)(2)	13,291,000	13,305,886
Raytheon Technologies Corp.,
3.100%, 11/15/2021	6,554,000	6,618,783
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	26,881,000	27,788,951
Reliance Industries Ltd.,
5.400%, 02/14/2022 (1)(2)	24,401,000	25,348,223
Rogers Communications, Inc.,
0.787%, 03/22/2022 (3 Month LIBOR USD + 0.600%) (1)(3)	9,275,000	9,308,835
Roper Technologies, Inc.,
2.800%, 12/15/2021	2,851,000	2,893,801
Sabine Pass Liquefaction LLC,
6.250%, 03/15/2022	35,976,000	37,363,098
Seven & i Holdings Co., Ltd.,
3.350%, 09/17/2021 (1)(2)	1,608,000	1,628,302
Shell International Finance BV,
1.875%, 05/10/2021 (1)	10,200,000	10,215,909
Smithfield Foods, Inc.,
2.650%, 10/03/2021 (2)	13,305,000	13,404,919
Sonoco Products Co.,
4.375%, 11/01/2021	2,000,000	2,024,646
Southern Natural Gas Co. LLC,
4.400%, 06/15/2021	22,703,000	22,764,614
Sunoco Logistics Partners Operations LP,
4.650%, 02/15/2022	7,367,000	7,617,708
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	10,575,000	10,814,413
Takeda Pharmaceutical Co. Ltd.,
2.450%, 01/18/2022 (1)(2)	1,211,000	1,227,245
Teck Resources Ltd.,
4.750%, 01/15/2022 (1)	2,890,000	2,936,916
Time Warner Cable LLC,
4.000%, 09/01/2021	24,947,000	25,077,486
Toyota Industries Corp.,
3.110%, 03/12/2022 (1)(2)	17,900,000	18,323,904
TTX Co.,
4.400%, 05/01/2021 (2)	524,000	525,514
Verizon Communications, Inc.,
1.298%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,090,000
VF Corp.,
2.050%, 04/23/2022	4,786,000	4,864,415
Viatris, Inc.,
1.125%, 06/22/2022 (2)	16,500,000	16,589,603
Volkswagen Group of America Finance LLC:
2.500%, 09/24/2021 (2)	7,425,000	7,506,044
1.141%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,200,000	6,231,870
4.000%, 11/12/2021 (2)	10,041,000	10,259,480
2.900%, 05/13/2022 (2)	7,275,000	7,467,526
Walgreens Boots Alliance, Inc.,
3.300%, 11/18/2021	5,552,000	5,615,019
WestRock RKT LLC,
4.900%, 03/01/2022	5,065,000	5,262,613
Williams Companies, Inc.:
7.875%, 09/01/2021	11,619,000	11,957,359
4.000%, 11/15/2021	14,900,000	15,088,755
3.600%, 03/15/2022	9,183,000	9,404,529
Xylem, Inc.,
4.875%, 10/01/2021	28,750,000	29,360,041
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	20,171,000	20,602,890
Total Industrials (Cost $1,345,191,762)		1,345,780,169	26.0%

Utilities
American Electric Power Co., Inc.,
3.650%, 12/01/2021	6,650,000	6,793,287
American Transmission Systems, Inc.,
5.250%, 01/15/2022 (2)	25,991,000	26,804,059
DTE Energy Co.,
3.300%, 06/15/2022	2,500,000	2,570,276
Emera US Finance LP,
2.700%, 06/15/2021	21,458,000	21,514,163
Enel Finance International NV,
2.875%, 05/25/2022 (1)(2)	28,832,000	29,567,908
Exelon Corp.,
2.450%, 04/15/2021	6,615,000	6,618,705
LG&E and KU Energy LLC,
4.375%, 10/01/2021	1,900,000	1,916,620
NextEra Energy Capital Holdings, Inc.:
0.740%, 08/28/2021 (3 Month LIBOR USD + 0.550%) (3)	2,619,000	2,619,771
0.452%, 02/22/2023 (3 Month LIBOR USD + 0.270%) (3)	8,500,000	8,501,311
Oncor Electric Delivery Co. LLC,
4.100%, 06/01/2022	3,622,000	3,738,912
Public Service Co. of New Mexico,
5.350%, 10/01/2021	7,190,000	7,271,270
Southwestern Electric Power Co.,
3.550%, 02/15/2022	12,250,000	12,478,529
Tampa Electric Co.,
5.400%, 05/15/2021	2,930,000	2,945,646
Total Utilities (Cost $133,399,595)		133,340,457	2.6%

Financials
ABN AMRO Bank NV,
0.760%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,001,952
AerCap Holdings NV:
4.450%, 12/16/2021 (1)	3,000,000	3,069,096
3.950%, 02/01/2022 (1)	7,590,000	7,765,709
Ally Financial, Inc.:
4.250%, 04/15/2021	11,625,000	11,636,842
4.125%, 02/13/2022	13,831,000	14,252,271
4.625%, 05/19/2022	12,189,000	12,728,624
Banco Santander SA,
3.500%, 04/11/2022 (1)	16,833,000	17,341,588
Bank of America Corp.:
5.700%, 01/24/2022	11,399,000	11,894,521
0.851%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,004,712
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,056,000	5,142,816
Barclays PLC,
3.200%, 08/10/2021 (1)	16,575,000	16,739,084
BBVA USA:
0.907%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	5,000,000	5,003,245
3.500%, 06/11/2021	26,214,000	26,298,664
BPCE SA:
2.750%, 12/02/2021 (1)	5,870,000	5,966,021
3.000%, 05/22/2022 (1)(2)	32,246,000	33,172,663
Capital One NA,
2.950%, 07/23/2021	14,214,000	14,294,936
Citibank NA,
0.782%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	7,004,863
Citigroup, Inc.:
2.350%, 08/02/2021	1,269,000	1,277,919
2.900%, 12/08/2021	19,171,000	19,475,902
1.178%, 04/25/2022 (3 Month LIBOR USD + 0.960%) (3)	4,875,000	4,914,717
Citizens Bank NA:
0.918%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,506,952
2.650%, 05/26/2022	4,000,000	4,094,616
Citizens Financial Group, Inc.,
2.375%, 07/28/2021	4,000,000	4,019,203
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	16,305,000	16,691,556
Credit Suisse,
3.450%, 04/16/2021 (1)	11,834,000	11,844,974
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	11,144,000	11,424,176
Danske Bank A/S,
5.000%, 01/12/2022 (1)(2)	22,678,000	23,438,622
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	22,988,000	23,415,550
5.000%, 02/14/2022 (1)	5,246,000	5,430,683
Discover Financial Services,
5.200%, 04/27/2022	2,040,000	2,138,433
Fifth Third Bank NA,
0.845%, 02/01/2022 (3 Month LIBOR USD + 0.640%) (3)	2,000,000	2,009,570
Goldman Sachs Group, Inc.,
5.750%, 01/24/2022	35,450,000	36,993,421
ING Groep NV,
3.150%, 03/29/2022 (1)	35,500,000	36,478,219
Liberty Mutual Group, Inc.,
5.000%, 06/01/2021 (2)	8,707,000	8,767,766
Lloyds Bank PLC:
0.683%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,915,000	3,916,748
3.000%, 01/11/2022 (1)	7,622,000	7,771,231
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	4,246,000	4,247,494
Mitsubishi UFJ Financial Group, Inc.:
0.865%, 07/26/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	5,981,000	5,992,275
0.876%, 03/07/2022 (3 Month LIBOR USD + 0.700%) (1)(3)	3,173,000	3,188,694
Mizuho Financial Group, Inc.:
1.704%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,500,449
2.632%, 04/12/2021 (1)(2)	3,600,000	3,601,638
1.130%, 02/28/2022 (3 Month LIBOR USD + 0.940%) (1)(3)	5,205,000	5,241,700
Morgan Stanley,
2.750%, 05/19/2022	21,833,000	22,423,692
Nordea Bank AB,
4.875%, 05/13/2021 (1)(2)	23,850,000	23,965,430
PNC Bank NA,
0.615%, 12/09/2022 (3 Month LIBOR USD + 0.430%) (3)	8,000,000	8,019,054
Santander Holdings USA, Inc.,
4.450%, 12/03/2021	2,000,000	2,045,231
Santander UK Group Holdings PLC,
2.875%, 08/05/2021 (1)	3,270,000	3,297,341
Santander UK PLC:
3.400%, 06/01/2021 (1)	2,088,000	2,097,940
0.854%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	3,000,000	3,013,080
Societe Generale SA,
3.250%, 01/12/2022 (1)(2)	8,210,000	8,386,170
Standard Chartered PLC:
1.383%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	5,000,000	5,020,793
1.374%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	3,019,706
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,000,000	15,179,895
2.846%, 01/11/2022 (1)	2,356,000	2,401,611
SunTrust Banks, Inc.,
0.782%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,700,000	8,749,117
Svenska Handelsbanken AB,
0.646%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	4,000,000	4,002,931
Synchrony Bank:
3.650%, 05/24/2021	11,730,000	11,755,603
3.000%, 06/15/2022	9,893,000	10,160,097
Synchrony Financial,
3.750%, 08/15/2021	14,152,000	14,244,469
Toronto-Dominion Bank,
3.250%, 06/11/2021 (1)	10,000,000	10,056,125
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	5,965,000	6,028,631
UBS Group Funding Switzerland AG:
2.014%, 04/14/2021 (3 Month LIBOR USD + 1.780%) (1)(2)(3)	8,500,000	8,503,764
1.735%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	4,900,000	4,962,412
Wells Fargo Bank NA,
0.845%, 09/09/2022 (3 Month LIBOR USD + 0.660%) (3)	8,400,000	8,426,158
Total Financials (Cost $631,859,330)		632,459,365	12.2%
Total Corporate Bonds (Cost $2,110,450,687)		2,111,579,991	40.8%

Municipal Bonds
Arlington County Industrial Development Authority,
2.426%, 12/15/2021	1,360,000	1,380,385
Berks County Municipal Authority,
0.800%, 05/15/2022 (Callable 04/01/2021) (4)	800,000	800,000
Borough of Carlstadt NJ,
2.000%, 07/23/2021	8,525,000	8,564,672
Burke County Development Authority:
1.650%, 11/01/2048 (4)	3,000,000	3,008,137
1.550%, 12/01/2049 (4)	13,000,000	13,211,552
Central Texas Turnpike System,
0.000%, 08/15/2021	1,115,000	1,113,203
City of Baton Rouge and Parish of East Baton Rouge,
5.000%, 08/01/2021	1,500,000	1,522,237
City of Bridgeport CT,
3.313%, 07/01/2021	2,150,000	2,160,429
City of Denton TX,
0.300%, 05/20/2021	25,000,000	24,999,303
City of Farmington NM,
1.200%, 06/01/2040 (4)	2,000,000	2,014,200
City of Kankakee IL,
0.800%, 05/01/2021	100,000	100,005
City of New York NY:
0.220%, 04/01/2042 (Callable 04/01/2021) (4)	10,025,000	10,025,000
0.210%, 10/01/2046 (Callable 04/01/2021) (4)	1,700,000	1,700,000
City of Newark NJ:
2.000%, 10/05/2021	3,000,000	3,021,630
1.750%, 02/22/2022	2,250,000	2,272,640
City of Ontario CA,
1.971%, 06/01/2021	470,000	470,722
City of Philadelphia PA,
5.000%, 08/01/2021	1,040,000	1,055,144
City of Ridgeland MS,
2.000%, 04/01/2021	250,000	250,000
City of Troy NY,
1.250%, 07/30/2021	12,902,475	12,948,067
Clark County School District,
5.000%, 06/15/2021	1,075,000	1,084,895
Connecticut State Development Authority,
5.500%, 04/01/2021	1,000,000	1,000,000
County of Burleigh ND:
0.650%, 11/01/2021	3,200,000	3,201,494
2.750%, 02/01/2022 (Callable 04/21/2021)	20,250,000	20,252,967
County of Carroll KY,
1.200%, 02/01/2032 (4)	14,550,000	14,569,650
County of Clark Department of Aviation,
5.000%, 07/01/2021	9,500,000	9,606,963
County of Hudson NJ,
7.000%, 06/01/2021	5,070,000	5,114,942
County of Lucas OH,
0.450%, 10/15/2021	10,500,000	10,504,668
County of Meade KY,
0.120%, 07/01/2060 (Callable 04/01/2021) (4)	8,000,000	8,000,000
County of St. Lucie FL,
0.100%, 09/01/2028 (Callable 04/01/2021) (4)	15,000,000	15,000,000
County of Suffolk NY:
2.000%, 07/22/2021	4,800,000	4,825,866
2.000%, 08/19/2021	9,000,000	9,058,558
Dallas/Fort Worth International Airport,
5.000%, 11/01/2038 (Callable 11/01/2021)	1,120,000	1,150,794
Florida Development Finance Corp.,
1.645%, 04/01/2021	505,000	505,000
Garden State Preservation Trust,
0.000%, 11/01/2021	1,000,000	997,051
Glendale-River Hills School District:
1.000%, 04/19/2021	2,050,000	2,050,911
1.000%, 08/23/2021	2,000,000	2,006,463
Gulf Coast Authority:
2.450%, 05/01/2028 (4)	2,500,000	2,504,311
0.060%, 06/01/2030 (Callable 04/01/2021) (4)	10,950,000	10,950,000
Howard University,
2.638%, 10/01/2021	925,000	930,351
Illinois Development Finance Authority,
0.550%, 11/01/2044 (Callable 08/03/2021) (4)	6,000,000	6,004,451
Indiana Finance Authority,
3.875%, 08/01/2021	8,500,000	8,596,093
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2022	1,300,000	1,369,023
Industrial Development Authority of the County of Yavapai,
2.800%, 06/01/2027 (4)	1,500,000	1,505,540
Jersey City Redevelopment Agency,
3.000%, 05/27/2021	2,000,000	2,007,948
Joplin Industrial Development Authority,
2.154%, 02/15/2022	1,400,000	1,414,881
Louisiana Public Facilities Authority,
6.750%, 05/01/2041 (Callable 05/01/2021)	3,000,000	3,014,520
Massachusetts Development Finance Agency,
2.450%, 05/01/2027 (2)(4)	3,000,000	3,005,174
Memphis-Shelby County Airport Authority,
5.000%, 07/01/2021	1,000,000	1,011,210
Merrimack Valley Regional Transit Authority,
1.500%, 06/25/2021	1,650,000	1,653,799
Metropolitan Transportation Authority:
5.000%, 05/15/2021	4,685,000	4,707,508
5.000%, 05/15/2021	1,365,000	1,371,558
5.000%, 09/01/2021	16,960,000	17,257,504
Miami-Dade County Industrial Development Authority,
0.550%, 11/01/2041 (4)	2,750,000	2,752,040
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2022	1,000,000	1,034,279
Mississippi Business Finance Corp.,
2.500%, 04/01/2022 (Callable 05/03/2021)	4,000,000	4,015,644
Mizuho Floater/Residual Trust:
0.360%, 11/15/2036 (Callable 04/01/2021) (2)(4)	15,200,000	15,200,000
0.480%, 06/15/2056 (Callable 06/15/2031) (2)(4)	5,500,000	5,500,000
0.480%, 11/01/2056 (Callable 03/01/2022) (2)(4)	8,905,000	8,905,000
Monroe County Development Authority,
0.080%, 09/01/2037 (Callable 04/01/2021) (4)	10,000,000	10,000,000
Montachusett Regional Transit Authority,
1.500%, 07/30/2021	19,000,000	19,065,145
New Hampshire Business Finance Authority,
0.200%, 09/01/2021 (4)	6,000,000	5,997,947
New Jersey Economic Development Authority:
5.000%, 06/15/2021	5,000,000	5,046,121
0.000%, 02/15/2022	6,178,000	6,152,474
New Jersey Educational Facilities Authority,
5.000%, 09/01/2021	1,610,000	1,640,976
New Jersey Housing & Mortgage Finance Agency,
0.743%, 04/01/2021	1,080,000	1,080,000
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2021	1,300,000	1,323,342
New York State Dormitory Authority,
5.000%, 07/01/2021	1,545,000	1,562,093
Penns Grove-Carneys Point Regional School District,
2.000%, 07/09/2021	6,858,000	6,884,983
Pennsylvania Economic Development Financing Authority,
0.700%, 08/01/2037 (4)	7,500,000	7,506,803
Pennsylvania Turnpike Commission,
5.000%, 06/01/2021	2,000,000	2,014,090
Philadelphia Authority for Industrial Development,
3.664%, 04/15/2022	9,000,000	9,008,586
Philadelphia Parking Authority,
5.000%, 09/01/2021 (Callable 05/03/2021)	8,450,000	8,477,575
Port of Port Arthur Navigation District:
0.040%, 04/01/2040 (Callable 04/01/2021) (4)	8,505,000	8,505,000
0.160%, 11/01/2040 (Callable 04/01/2021) (4)	10,000,000	10,000,000
Public Finance Authority,
5.000%, 07/01/2022	2,790,000	2,880,931
Regional Transit Authority,
0.000%, 12/01/2021	1,425,000	1,422,761
Rhode Island Housing & Mortgage Finance Corp.,
4.000%, 10/01/2024 (Callable 04/01/2021)	5,365,000	5,365,000
Sacramento County Public Financing Authority,
3.543%, 04/01/2021	1,300,000	1,300,000
San Antonio Housing Trust Finance Corp.,
1.400%, 07/01/2022 (4)	10,000,000	10,071,706
San Diego Convention Center Expansion Financing Authority,
0.990%, 04/15/2021	1,000,000	1,000,095
School District of Philadelphia,
5.000%, 09/01/2021	5,000,000	5,095,991
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (Callable 10/01/2021) (3)	20,500,000	20,512,423
Southwestern Illinois Community College District No. 522,
0.747%, 12/01/2021	4,255,000	4,257,075
State of Connecticut,
3.000%, 07/01/2021	3,250,000	3,271,202
State of Illinois:
5.827%, 04/01/2021	1,025,000	1,025,000
5.000%, 08/01/2021	1,035,000	1,049,892
1.900%, 10/01/2021	19,200,000	19,214,554
State of Nevada Department of Business & Industry,
0.300%, 12/01/2026 (2)(4)	1,500,000	1,500,069
State of Ohio,
5.000%, 01/15/2042 (4)	1,185,000	1,208,855
Tender Option Bond Trust:
0.460%, 11/15/2045 (2)(4)	10,400,000	10,400,000
0.280%, 07/01/2047 (2)(4)	2,000,000	2,000,000
0.210%, 08/01/2055 (Callable 02/01/2031) (2)(4)	5,955,000	5,955,000
Terrebonne Levee & Conservation District,
0.804%, 06/01/2021	1,000,000	1,000,899
Tobacco Settlement Finance Authority,
0.797%, 06/01/2021	3,000,000	3,002,149
Township of Weehawken NJ,
1.500%, 08/17/2021 (7)	1,057,000	1,059,158
University of Alaska,
1.602%, 10/01/2021	250,000	251,327
University of Louisville,
5.000%, 09/01/2027 (Callable 09/01/2021)	1,200,000	1,221,397
West Mifflin Sanitary Sewer Municipal Authority,
0.795%, 08/01/2021	250,000	250,235
Westfield-Washington Schools,
2.000%, 07/15/2021	1,120,000	1,125,160
Wheaton College,
0.280%, 10/01/2035 (Callable 04/01/2021) (4)	5,000,000	5,000,000
Winooski School District,
1.250%, 10/15/2021	4,700,000	4,711,599
Total Municipal Bonds (Cost $523,118,555)		523,675,995	10.1%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.784%, 10/25/2035 (1 Month LIBOR USD + 0.675%) (3)	1,328,058	1,326,783
Arroyo Mortgage Trust,
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	807,697	822,259
Carrington Mortgage Loan Trust,
Series 2005-NC1, Class M2, 0.889%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	106,363	108,068
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC4, Class A2C, 0.279%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	2,521	2,520
GSAMP Trust:
Series 2005-WMC2, Class A2C, 0.809%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	116,287	117,579
Series 2006-HE4, Class A2C, 0.259%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	86,009	85,990
Home Equity Asset Trust,
Series 2006-2, Class 2A4, 0.729%, 05/25/2036 (1 Month LIBOR USD + 0.620%) (2)(3)	939,748	938,018
Popular ABS Mortgage Pass-Through Trust,
Series 2006-C, Class A4, 0.359%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	36,544	36,528
RAMP Series Trust,
Series 2007-RZ1, Class A2, 0.269%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	106,683	106,619
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	104,681	104,647
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	348,159	348,271
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	229,297	230,993
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (2)(4)	2,169,314	2,197,582
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	640,464	649,982
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	9,042,421	9,123,092
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	11,438,751	11,634,002
Series 2017-5, Class A1, 0.709%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	12,887,522	12,887,521
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	8,670,240	8,830,837
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	15,591,931	16,033,769
Total Residential Mortgage-Backed Securities (Cost $65,708,421)		65,585,060	1.3%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	455,505	456,012
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	397,161	403,512
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	2,001,856	2,004,956
Series 2012-GC6, Class AAB, 3.314%, 01/12/2045	1,785,263	1,787,090
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.176%, 08/17/2045	14,000,000	14,339,055
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class ASB, 2.559%, 08/17/2045	2,030,853	2,042,584
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	282,980	287,940
Total Commercial Mortgage-Backed Securities (Cost $21,456,031)		21,321,149	0.4%

Asset Backed Securities
Ally Auto Receivables:
Series 2019-4, Class A2, 1.930%, 10/15/2022	2,893,579	2,896,674
Series 2017-5, Class A4, 2.220%, 10/17/2022	2,864,967	2,874,391
Series 2019-3, Class A3, 1.930%, 05/15/2024	17,975,000	18,192,316
Ally Master Owner Trust:
Series 2018-2, Class A, 3.290%, 05/15/2023	12,141,000	12,186,538
Series 2018-4, Class A, 3.300%, 07/15/2023	38,760,000	39,142,364
American Express Credit Account Master Trust:
Series 2018-4, Class A, 2.990%, 12/15/2023	5,101,000	5,118,325
Series 2018-6, Class A, 3.060%, 02/15/2024	152,050	153,282
Series 2018-8, Class A, 3.180%, 04/15/2024	4,000,000	4,054,102
ARI Fleet Lease Trust,
Series 2019-A, Class A2A, 2.410%, 11/15/2027 (2)	12,453,506	12,559,071
BA Credit Card Trust,
Series 2018-A2, Class A2, 3.000%, 09/15/2023	135,000	135,138
Bank of The West Auto Trust:
Series 2019-1, Class A2, 2.400%, 10/17/2022 (2)	39,770	39,805
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	1,467,177	1,475,012
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	635,672	637,411
BMW Floorplan Master Owner Trust,
Series 2018-1, Class A1, 3.150%, 05/15/2023 (2)	17,240,000	17,300,631
Capital One Multi-Asset Execution Trust:
Series 2018-A1, Class A1, 3.010%, 02/15/2024	7,440,000	7,447,573
Series 2016-A5, Class A5, 1.660%, 06/17/2024	5,516,000	5,546,324
Series 2017-A2, Class A2, 0.525%, 01/15/2025 (1 Month LIBOR USD + 0.410%) (3)	13,500,000	13,545,726
Capital One Prime Auto Receivables Trust,
Series 2019-2, Class A2, 2.060%, 09/15/2022	792,465	793,460
CarMax Auto Owner Trust:
Series 2019-3, Class A2A, 2.210%, 12/15/2022	1,154,517	1,157,218
Series 2020-3, Class A2A, 0.490%, 06/15/2023	9,089,477	9,099,244
Series 2018-4, Class A3, 3.360%, 09/15/2023	16,417,031	16,728,943
CCG Receivables Trust,
Series 2021-1, Class A1, 0.166%, 02/14/2022 (2)	7,488,265	7,488,560
Chase Auto Credit Linked Notes,
Series 2021-1, Class B, 0.875%, 09/25/2028 (2)	10,000,000	9,998,545
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, 04/15/2031 (2)	23,281,337	23,576,726
CNH Equipment Trust,
Series 2020-A, Class A2, 1.080%, 07/15/2023	759,575	761,510
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	83,209	84,461
Daimler Trucks Retail Trust,
Series 2019-1, Class A3, 2.770%, 08/15/2022 (2)	8,484,081	8,565,953
Dell Equipment Finance Trust:
Series 2020-1, Class A2, 2.260%, 06/22/2022 (2)	8,232,799	8,304,476
Series 2020-2, Class A2, 0.470%, 10/24/2022 (2)	6,000,000	6,006,876
Discover Card Execution Note Trust:
Series 2016-A3, Class A3, 1.850%, 10/16/2023	2,500,000	2,501,494
Series 2018-A5, Class A5, 3.320%, 03/15/2024	8,010,000	8,124,924
Series 2019-A1, Class A1, 3.040%, 07/15/2024	33,333,542	34,067,163
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A, 0.500%, 12/15/2022	6,687,086	6,694,045
Ford Credit Auto Owner Trust:
Series 2017-B, Class A4, 1.870%, 09/15/2022	552,046	552,418
Series 2020-A, Class A2, 1.030%, 10/15/2022	1,740,149	1,743,715
Series 2019-A, Class A3, 2.780%, 09/15/2023	5,209,936	5,288,370
Ford Credit Floorplan Master Owner Trust,
Series 2018-3, Class A1, 3.520%, 10/15/2023	32,320,000	32,883,994
GM Financial Automobile Leasing Trust,
Series 2019-1, Class A4, 3.080%, 12/20/2022	8,775,000	8,800,046
GM Financial Consumer Automobile Receivables Trust:
Series 2018-1, Class A3, 2.320%, 07/18/2022	2,623,463	2,629,636
Series 2018-2, Class A3, 2.810%, 12/16/2022	428,497	431,944
Series 2020-2, Class A2A, 1.500%, 03/16/2023	3,537,923	3,549,633
Series 2020-3, Class A2, 0.350%, 07/16/2023	7,592,513	7,595,919
GMF Floorplan Owner Revolving Trust,
Series 2018-4, Class A1, 3.500%, 09/15/2023 (2)	8,465,000	8,589,872
HPEFS Equipment Trust:
Series 2019-1A, Class A2, 2.190%, 09/20/2029 (2)	598,864	599,632
Series 2020-2A, Class A2, 0.650%, 07/22/2030 (2)	26,903,869	26,941,586
Hyundai Auto Lease Securitization Trust:
Series 2019-A, Class A3, 2.980%, 07/15/2022 (2)	2,357,323	2,364,452
Series 2020-B, Class A2, 0.360%, 01/17/2023 (2)	10,075,000	10,082,059
Hyundai Auto Receivables Trust:
Series 2020-B, Class A2, 0.380%, 03/15/2023	6,455,737	6,460,292
Series 2020-A, Class A2, 1.510%, 04/15/2023	5,881,310	5,912,802
John Deere Owner Trust,
Series 2018-B, Class A4, 3.230%, 06/15/2025	28,022,000	28,615,999
Marlette Funding Trust:
Series 2018-4A, Class A, 3.710%, 12/15/2028 (2)	175,822	176,029
Series 2020-2A, Class A, 1.020%, 09/16/2030 (2)	2,871,047	2,874,768
Mercedes-Benz Auto Lease Trust,
Series 2020-A, Class A2, 1.820%, 03/15/2022	9,657,143	9,677,113
Mercedes-Benz Auto Receivables Trust,
Series 2020-1, Class A2, 0.460%, 03/15/2023	11,735,471	11,746,944
Mercedes-Benz Master Owner Trust:
Series 2019-AA, Class A, 0.465%, 05/15/2023 (1 Month LIBOR USD + 0.350%) (2)(3)	17,470,000	17,476,843
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	13,055,000	13,388,712
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)	4,447,973	4,465,590
NextGear Floorplan Master Owner Trust,
Series 2019-1A, Class A2, 3.210%, 02/15/2024 (2)	59,682,000	61,140,013
Nissan Auto Lease Trust,
Series 2020-B, Class A2, 0.340%, 12/15/2022	13,000,000	13,008,076
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.120%, 04/18/2022	252,587	252,755
Series 2020-B, Class A2A, 0.470%, 10/17/2022	3,829,428	3,832,232
Series 2018-C, Class A3, 3.220%, 06/15/2023	10,727,198	10,888,273
Series 2019-A, Class A3, 2.900%, 10/16/2023	20,420,236	20,745,312
PFS Financing Corp.:
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	23,988,000	24,038,926
Series 2019-B, Class A, 0.665%, 09/15/2023 (1 Month LIBOR USD + 0.550%) (2)(3)	10,050,000	10,065,987
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	31,325,000	31,838,248
Santander Consumer Auto Receivables Trust:
Series 2020-BA, Class A2, 0.380%, 02/15/2023 (2)	3,959,720	3,961,373
Series 2020-AA, Class A, 1.370%, 10/15/2024 (2)	19,135,412	19,291,436
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	326,679	327,167
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	158,253	158,714
Series 2019-2, Class A, 3.010%, 04/25/2028 (2)	921,953	928,628
Synchrony Card Funding LLC,
Series 2019-A2, Class A, 2.340%, 06/15/2025	11,598,000	11,882,567
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	30,861,000	31,296,541
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A, 2.210%, 05/15/2024	33,455,000	33,533,395
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	3,774,527	3,782,770
Towd Point Mortgage Trust,
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	2,848,043	2,916,149
Toyota Auto Receivables Owner Trust,
Series 2020-A, Class A2, 1.670%, 11/15/2022	2,606,588	2,617,937
Verizon Owner Trust:
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	3,057,709	3,064,648
Series 2018-A, Class A1A, 3.230%, 04/20/2023	16,365,703	16,526,521
Series 2019-A, Class A1A, 2.930%, 09/20/2023	27,996,000	28,376,961
Volkswagen Auto Lease Trust,
Series 2019-A, Class A2A, 2.000%, 03/21/2022	2,062,098	2,067,362
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A2A, 0.930%, 12/20/2022	8,126,665	8,141,727
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	94,374	94,456
Wheels SPV 2 LLC,
Series 2019-1A, Class A2, 2.300%, 05/22/2028 (2)	10,020,118	10,104,358
World Financial Network Credit Card Master Trust:
Series 2016-A, Class A, 2.030%, 04/15/2025	10,195,000	10,230,821
Series 2018-B, Class A, 3.460%, 07/15/2025	25,000,000	25,358,470
Series 2018-C, Class A, 3.550%, 08/15/2025	33,015,000	33,594,651
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, 2.500%, 04/17/2023	9,813,715	9,891,512
Series 2020-C, Class A2, 0.350%, 12/15/2023	13,311,199	13,320,822
Series 2019-C, Class A3, 1.960%, 12/15/2024	18,811,000	19,139,286
World Omni Automobile Lease Securitization Trust,
Series 2018-B, Class A3, 3.190%, 12/15/2021	349,276	349,651
World Omni Select Auto Trust,
Series 2020-A, Class A2, 0.470%, 06/17/2024	6,176,310	6,180,795
Total Asset Backed Securities (Cost $973,731,799)		973,055,189	18.8%
Total Long-Term Investments (Cost $4,807,436,395)		4,808,454,250	93.0%

SHORT-TERM INVESTMENTS
Commercial Paper
AT&T, Inc., 0.29% (6), 11/16/2021 (2)	32,150,000	32,091,460
Banco Santander SA, 0.17% (6), 08/23/2021	8,400,000	8,394,248
Baptist Memorial Health Care Corporation, 0.06% (6), 05/11/2021	25,726,000	25,724,326
Catholic Health Initiatives, 0.11% (6), 05/12/2021	18,000,000	17,997,732
Catholic Health Initiatives, 0.13% (6), 06/15/2021	3,000,000	2,999,208
Catholic Health Initiatives, 0.13% (6), 07/07/2021	20,000,000	19,992,704
Enel Finance America LLC, 0.24% (6), 06/09/2021 (2)	10,315,000	10,310,186
Eni Finance USA, Inc., 0.24% (6), 05/17/2021	18,500,000	18,494,107
Exelon Corp., 0.20% (6), 05/11/2021	31,700,000	31,692,852
HSBC USA, Inc., 0.35% (6), 01/06/2022 (2)	18,500,000	18,449,170
Nationwide Mutual Insurance Co., 0.23% (6), 07/26/2021	3,400,000	3,397,481
NatWest Markets PLC, 0.30% (6), 01/04/2022 (2)	25,000,000	24,941,875
Shell International Finance BV, 0.14% (6), 07/12/2021	16,600,000	16,593,398
Volkswagen Group of America Finance LLC, 0.53% (6), 11/10/2021	7,000,000	6,976,829
Walgreens Boots Alliance, Inc., 0.24% (6), 05/18/2021	8,700,000	8,697,216
Walt Disney Co., 0.10% (6), 04/30/2021	17,000,000	16,998,583
Walt Disney Co., 0.23% (6), 07/16/2021	7,675,000	7,669,731
Total Commercial Paper (Cost $271,238,473)		271,421,106	5.3%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (5)	94,562,159	94,562,159
Total Money Market Mutual Fund (Cost $94,562,159)		94,562,159	1.8%
Total Short-Term Investments (Cost $365,800,632)		365,983,265	7.1%
Total Investments (Cost $5,173,237,027)		5,174,437,515	100.1%
Liabilities in Excess of Other Assets		(3,360,727)	(0.1)%
TOTAL NET ASSETS		$5,171,076,788	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $1,210,224,949, which represents 23.40% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(5)	Seven-day yield.
(6)	Effective yield as of March 31, 2021.
(7)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,108,982,319	$–	$1,108,982,319
Other Government Related Security	–	4,254,547	–	4,254,547
Corporate Bonds	–	2,111,579,991	–	2,111,579,991
Municipal Bonds	–	523,675,995	–	523,675,995
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	65,585,060	–	65,585,060
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	21,321,149	–	21,321,149
Asset Backed Securities	–	973,055,189	–	973,055,189
Total Long-Term Investments	–	4,808,454,250	–	4,808,454,250
Short-Term Investments
Commercial Paper	–	271,421,106	–	271,421,106
Money Market Mutual Fund	94,562,159	–	–	94,562,159
Total Short-Term Investments	94,562,159	271,421,106	–	365,983,265
Total Investments	$94,562,159	$5,079,875,356	$–	$5,174,437,515

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.